GENERAL INFORMATION AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 28, 2017	Sep. 30, 2024	Feb. 28, 2025	Feb. 29, 2024	Mar. 01, 2024	Jul. 25, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			14,412,453,768	9,238,750,958
Cash flow from operating activities			$ 12,196,388	$ 12,951,743
Accumulated deficit			156,496,930	132,962,427	$ (4,175,535)
Working capital			(2,548,138)
Purchase of common stock			701,565	457,060
Common stock net of discount			24,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock			$ 576,565	$ 457,060
Common Stock [Member] | Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock		$ 30,000,000
Robotic Assistance Devices LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued						10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	2,450